RELATED PARTIES TRANSACTIONS	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 15:-	RELATED PARTIES TRANSACTIONS

Agreements with controlling shareholder and its affiliates:

The Company has in effect agreements with affiliated companies pursuant to which the Company has rendered services amounting to approximately $574, $1,638 and $3,950, in aggregate for the years ended December 31, 2014, 2015 and 2016, respectively and acquired services and hardware amounting to approximately $245, $231 and $102 for the years ended December 31, 2014, 2015 and 2016, respectively.

As of December 31, 2016, the Company had trade payables balances due to its related parties in amount of approximately $107. In addition, as of December 31, 2016, the Company had trade and other receivables balances due from its related parties in amount of approximately $1,909.